Income Taxes (Schedule of Components of Income Tax Provision (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Current income tax provision (benefit):
Federal		$ 3,502				$ 21,795	$ 3,522	$ 37,205
State		176				(5,284)	(6,261)	5,253
Foreign		230				833	0	0
Current income tax (benefit) provision, Total		3,908				17,344	(2,739)	42,458
Deferred income tax (benefit) provision:
Federal		(20,660)				12,982	(7,813)	1,188
State		(930)				(829)	4,556	(1,666)
Foreign		0				(50)	0	0
Deferred income tax expense (benefit), Total		(21,590)	(21,431)		10,690	12,102	(3,257)	(478)
(Benefit) provision for income taxes	$ (9,300)	$ (17,682)	$ (17,280)	$ 28,565	$ 33,117	$ 29,447	$ (5,996)	$ 41,980
Effective tax rate	30.00%	35.00%	32.00%	36.00%	59.00%	58.00%	11.00%	31.00%